Commitments and Contingencies - Summary of Right of Use Lease Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Information [Abstract]
Operating cash flows from operating leases	$ 1,535	$ 6,229
Weighted-average remaining lease term-operating leases	5 years 9 months 18 days	5 years 8 months 12 days
Weighted-average discount rate-operating leases	9.58%	11.15%